Valuation and qualifying accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	$ 392	$ 447	$ 331
Charged to costs and expenses	68	120	243
Exchange adjustments	13	(7)	(23)
Deductions	(138)	(168)	(104)
Valuation allowances and reserves, end of period	335	392	447
Fixed asset investments
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	335	435	517
Charged to costs and expenses	47	55	195
Exchange adjustments	3	(2)	(4)
Deductions	(71)	(153)	(273)
Valuation allowances and reserves, end of period	$ 314	$ 335	$ 435